LONG-TERM BANK DEBT (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Long-term bank credit	$ 1,875	$ 2,381
Less - current maturities	500	506
Long-term bank credit noncurrent	1,375	1,875
Weighted average interest rates at the end of the year	3.65%	3.65%
In Or Linked To US Dollars [Member]
Line of Credit Facility [Line Items]
Interest rate	3.65%	3.65%
Long-term bank credit	1,875	2,375
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate		3.33%
Long-term bank credit		$ 6